Finance Income/(Costs), net - Schedule of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income from financial assets	$ 16,012	$ 5,799	$ 214
Total finance income	16,012	5,799	214
Finance costs
Contractual interest expense on notes payable	(1,422)	(212)	(1,031)
Interest expense on other borrowings	(363)	(1,759)	(1,502)
Interest expense on lease liability	(1,544)	(1,982)	(2,181)
Gain/(loss) on foreign currency exchange	(94)	14	(56)
Total finance cost – contractual	(3,424)	(3,939)	(4,771)
Gain/(loss) from change in fair value of warrant liability	33	6,740	1,419
Gain/(loss) from change in fair value of preferred shares	2,617	130,825	8,362
Gain/(loss) from change in fair value of convertible debt	0	(502)	(175)
Total finance income/(costs) – fair value accounting	2,650	137,063	9,606
Total finance costs - non cash interest expense related to sale of future royalties	(10,159)	0	0
Net finance income/(costs)	$ 5,078	$ 138,924	$ 5,050